UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ospraie Management, LLC

Address:   320 Park Avenue, 27th Floor
           New York, NY 10022


Form 13F File Number: 28-11391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Puma
Title:  Chief Compliance Officer
Phone:  212-602-5000

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Puma                   New York, NY                       5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:  $      224,560
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADECOAGRO S A                COM            L00849106  118,270 10,940,792 SH       SOLE       N/A      10,940,792      0    0
AIRGAS INC                   COM            009363102      979     11,000 SH       SOLE       N/A          11,000      0    0
BAKER HUGHES INC.            COM            057224107    5,452    130,000 SH       SOLE       N/A         130,000      0    0
BARRICK GOLD CORP            COM            067901108    5,044    116,000 SH       SOLE       N/A         116,000      0    0
BEMIS INC                    COM            081437105      936     29,000 SH       SOLE       N/A          29,000      0    0
BPZ RESOURCES INC.           COM            055639108       48     12,000 SH       SOLE       N/A          12,000      0    0
BRASKEM S A                  SP ADR PFD A   105532105      159     10,000 SH       SOLE       N/A          10,000      0    0
BUNGE LIMITED                COM            G16962105    1,779     26,000 SH       SOLE       N/A          26,000      0    0
CALPINE CORP                 COM NEW        131347304    4,475    260,000 SH       SOLE       N/A         260,000      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105    4,015     76,000 SH       SOLE       N/A          76,000      0    0
CEMEX SAB DE CV              SPON ADR NEW   151290889       78     10,000     PUT  SOLE       N/A          10,000      0    0
CF INDS HLDGS INC            COM            125269100      365      2,000 SH       SOLE       N/A           2,000      0    0
CHESAPEAKE ENERGY CORP       COM            165167107      487     21,000 SH       SOLE       N/A          21,000      0    0
CHICAGO BRIDGE & IRON CO N V NY REGISTRY SH 167250109    1,641     38,000 SH       SOLE       N/A          38,000      0    0
CIMAREX ENERGY CO            COM            171798101      755     10,000 SH       SOLE       N/A          10,000      0    0
CONCHO RES INC               COM            20605P101    2,756     27,000 SH       SOLE       N/A          27,000      0    0
COSAN LTD                    SHS A          G25343107    2,480    167,000 SH       SOLE       N/A         167,000      0    0
CROWN HOLDINGS INC           COM            228368106    1,363     37,000 SH       SOLE       N/A          37,000      0    0
DEVON ENERGY CORP NEW        COM            25179M103      996     14,000 SH       SOLE       N/A          14,000      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109    3,388     64,000 SH       SOLE       N/A          64,000      0    0
EOG RES INC                  COM            26875P101    1,222     11,000 SH       SOLE       N/A          11,000      0    0
EXXON MOBIL CORP             COM            30231G102    2,602     30,000 SH       SOLE       N/A          30,000      0    0
FEDEX CORP                   COM            31428X106    1,287     14,000 SH       SOLE       N/A          14,000      0    0
GRAFTECH INTL LTD            COM            384313102    5,851    490,000 SH       SOLE       N/A         490,000      0    0
HOLLYFRONTIER CORP           COM            436106108    1,993     62,000 SH       SOLE       N/A          62,000      0    0
HUB GROUP INC                CL A           443320106    1,225     34,000 SH       SOLE       N/A          34,000      0    0
HUNTSMAN CORP                COM            447011107    4,203    300,000 SH       SOLE       N/A         300,000      0    0
JETBLUE AIRWAYS CORP         COM            477143101      787    161,000 SH       SOLE       N/A         161,000      0    0
LAREDO PETE HLDGS INC        COM            516806106      352     15,000 SH       SOLE       N/A          15,000      0    0
LENNAR CORP                  CL B           526057302    9,164    410,000 SH       SOLE       N/A         410,000      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100    1,179     27,000 SH       SOLE       N/A          27,000      0    0
NEWFIELD EXPL CO             COM            651290108      208      6,000 SH       SOLE       N/A           6,000      0    0
NORTHERN OIL & GAS INC NEV   COM            665531109      933     45,000 SH       SOLE       N/A          45,000      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105      952     10,000 SH       SOLE       N/A          10,000      0    0
PACKAGING CORP AMER          COM            695156109      799     27,000 SH       SOLE       N/A          27,000      0    0
PIONEER NAT RES CO           COM            723787107      446      4,000 SH       SOLE       N/A           4,000      0    0
RANGE RES CORP               COM            75281A109    2,093     36,000 SH       SOLE       N/A          36,000      0    0
REX ENERGY CORPORATION       COM            761565100    1,068    100,000 SH       SOLE       N/A         100,000      0    0
ROCK-TENN CO                 CL A           772739207    1,824     27,000 SH       SOLE       N/A          27,000      0    0
SCHLUMBERGER LTD             COM            806857108    5,594     80,000 SH       SOLE       N/A          80,000      0    0
SUNCOR ENERGY INC NEW        COM            867224107   18,557    567,500 SH       SOLE       N/A         567,500      0    0
TALISMAN ENERGY INC          COM            87425E103      819     65,000 SH       SOLE       N/A          65,000      0    0
TRANSOCEAN LTD               REG SHS        H8817H100    2,188     40,000 SH       SOLE       N/A          40,000      0    0
VALE S A                     ADR            91912E105      350     15,000 SH       SOLE       N/A          15,000      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103      347     23,000 SH       SOLE       N/A          23,000      0    0
WESTLAKE CHEM CORP           COM            960413102    2,073     32,000 SH       SOLE       N/A          32,000      0    0
WHITING PETE CORP NEW        COM            966387102      977     18,000 SH       SOLE       N/A          18,000      0    0